Basis of presentation and significant accounting policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Basis of presentation and significant accounting policies
Recoveries of losses from accounts receivable written-off in prior years	$ 501	$ 335	$ 244
Allowance for doubtful accounts
Changes in qualifying accounts
Balance at the beginning of the period	651	487	405
Charged to costs and expenses	805	368	190
Deductions/other	(157)	(204)	(108)
Balance at the end of the period	$ 1,299	$ 651	$ 487